Inventories - Summary of Inventories (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Classes of current inventories [abstract]
Goods	¥ 2,107	¥ 4,887
Other	2,633
Total Inventories	¥ 4,740	¥ 4,887